Interim Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 10,426	$ 12,133
Marketable securities and short term investments	9,197	14,224
Trade receivable (net of provision for doubtful accounts of $9,107 and $7,580 as of September 30, 2013 and December 31, 2012, respectively)	22,275	20,898
Other receivable	1,797	1,054
Deferred taxes	2,634	2,146
Prepaid expenses	2,152	2,445
Total current assets	48,481	52,900
Long-term prepaid expenses	2,981	2,924
Long- term land lease prepaid expenses	7,493	7,563
Assets held for employees severance payments	2,045	1,845
Fixed assets, net	46,182	42,671
Goodwill and other intangible assets, net	18,256	5,364
Total assets	125,438	113,267
Current liabilities
Trade	14,358	9,816
Other	6,292	5,322
Deferred income	7,689	9,398
Total current liabilities	28,339	24,536
Long-term liabilities
Deferred income	7,209	6,257
Liability in respect of employee severance payments and others	2,543	2,323
Contingent consideration in respect of acquisition	4,609
Deferred taxes	4,136	2,200
Total long-term liabilities	18,497	10,780
Total liabilities	46,836	35,316
Shareholders' equity
Ordinary share NIS 0.01 par value each (20,000,000 authorized as of September 30, 2013 and December 31, 2012, 17,346,561 shares issued and fully paid as of September 30, 2013 and December 31, 2012)	40	40
Additional paid in capital	53,736	53,312
Retained earnings	24,126	24,231
Accumulated other comprehensive gain	700	368
Total shareholders' equity	78,602	77,951
Total liabilities and shareholders' equity	$ 125,438	$ 113,267